16. Restatement of Financial Statements (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivative liabilities	$ 24,157,838	$ 5,140,758
Common Stock	2,892,078	189,900
Common Stock to be issued	625,000	13,812
Additional paid in capital	6,472,427	6,282,814
Accumulated deficit	$ (42,703,470)	(15,813,260)
Original
Derivative liabilities		4,651,762
Common Stock		127,400
Common Stock to be issued		0
Additional paid in capital		6,359,127
Accumulated deficit		(15,324,264)
Adjustment
Derivative liabilities		488,996
Common Stock		62,500
Common Stock to be issued		13,812
Additional paid in capital		(76,312)
Accumulated deficit		(488,996)
Restated
Derivative liabilities		5,140,758
Common Stock		189,900
Common Stock to be issued		13,812
Additional paid in capital		6,282,814
Accumulated deficit		$ (15,813,260)